Segment information (Tables)	12 Months Ended
Mar. 31, 2022
Schedule of Segment Reporting Information, by Segment
Summarized segment information for the years ended March 31, 2020, March 31, 2021 and March 31,
2022:

	Fiscal year ended March 31,
	2020								2021
	Retail Banking		Wholesale Banking		Treasury Services		Total		Retail Banking		Wholesale Banking		Treasury Services		Total

	(In millions)

Net interest income/ (expense) (external)	Rs.	356,017.3	Rs.	204,725.8	Rs.	32,784.3	Rs.	593,527.4	Rs.	361,343.5	Rs.	278,431.0	Rs.	43,912.0	Rs.	683,686.5
Net interest income/ (expense) (internal)		127,065.9		(101,002.5)		(26,063.4)		—		176,420.0		(143,863.7)		(32,556.3)		—
Net interest revenue		483,083.2		103,723.3		6,720.9		593,527.4		537,763.5		134,567.3		11,355.7		683,686.5
Less: Provision for credit losses		104,516.8		13,105.1		—		117,621.9		145,822.0		8,411.4		—		154,233.4

Net interest revenue, after provision for credit losses		378,566.4		90,618.2		6,720.9		475,905.5		391,941.5		126,155.9		11,355.7		529,453.1
Non-interest revenue		161,890.1		36,059.1		269.8		198,219.0		175,447.7		72,420.1		5,107.9		252,975.7
Non-interest expense		(278,605.8)		(27,774.0)		(1,900.7)		(308,280.5)		(306,461.1)		(34,238.4)		(1,902.8)		(342,602.3)

Income before income tax	Rs.	261,850.7	Rs.	98,903.3	Rs.	5,090.0	Rs.	365,844.0	Rs.	260,928.1	Rs.	164,337.6	Rs.	14,560.8	Rs.	439,826.5

Income tax expense							Rs.	105,480.0							Rs.	113,820.1

Segment assets:
Segment total assets	Rs.	8,353,762.3	Rs.	5,933,391.4	Rs.	1,674,735.4	Rs.	15,961,889.1	Rs.	9,356,987.2	Rs.	7,011,959.9	Rs.	1,610,834.9	Rs.	17,979,782.0

	Fiscal year ended March 31,
	2022
	Retail Banking		Wholesale Banking		Treasury Services		Total		Total

	(In millions)

Net interest income/(expense) (external)	Rs.	418,823.0	Rs.	297,694.0	Rs.	32,322.5	Rs.	748,839.5	US$	9,869.9
Net interest income/(expense) (internal)		141,001.2		(113,339.0)		(27,662.2)		—		—
Net interest revenue		559,824.2		184,355.0		4,660.3		748,839.5		9,869.9
Less: Provision for credit losses		122,622.6		4,356.9		—		126,979.5		1,673.6

Net interest revenue, after provision for credit losses		437,201.6		179,998.1		4,660.3		621,860.0		8,196.3
Non-interest revenue		203,468.5		55,813.2		11,292.5		270,574.2		3,566.3
Non-interest expense		(345,321.5)		(25,544.1)		(2,406.4)		(373,272.0)		(4,920.0)

Income before income tax	Rs.	295,348.6	Rs.	210,267.2	Rs.	13,546.4	Rs.	519,162.2	US$	6,842.6

Income tax expense							Rs.	132,559.2	US$	1,747.2

Segment assets:
Segment total assets	Rs.	11,384,802.9	Rs.	8,106,671.0	Rs.	1,622,231.6	Rs.	21,113,705.5	US$	278,287.9